Financial Instruments - Schedule of Fair Value of the Financial Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Fair Value of the Financial Assets and Liabilities [Line Items]
Financial liabilities Carrying Amount	$ 40,079	$ 46,375
Financial liabilities Fair Value	37,676	46,468
Assumed liabilities [Member]
Schedule of Fair Value of the Financial Assets and Liabilities [Line Items]
Financial liabilities Carrying Amount	40,079	46,375
Financial liabilities Fair Value	$ 37,676	$ 46,468